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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

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                                   FORM N-PX

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         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

                 Investment Company Act file number: 811-07816

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                                PCM Fund, Inc.
              (Exact name of registrant as specified in charter)

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                       1633 Broadway, New York, NY 10019
                    (Address of principal executive office)

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                                Bijal Y. Parikh
             Treasurer (Principal Financial & Accounting Officer)
               650 Newport Center Drive, Newport Beach, CA 92660
                    (Name and address of agent for service)

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                                  Copies to:

                               David C. Sullivan
                               Ropes & Gray LLP
                               Prudential Tower
                              800 Boylston Street
                               Boston, MA 02199

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      Registrant's telephone number, including area code: (844) 337-4626

                       Date of fiscal year end: June 30

            Date of reporting period: July 1, 2022 to June 30, 2023

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   Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.

   A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-07816
Reporting Period: 07/01/2022 - 06/30/2023
PCM Fund, Inc.









================================ PCM Fund, Inc. ================================


CBL & ASSOCIATES PROPERTIES, INC.

Ticker:       CBL            Security ID:  124830878
Meeting Date: MAY 24, 2023   Meeting Type: Annual
Record Date:  APR 06, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Marjorie L. Bowen        For       For          Management
1.2   Elect Director David J. Contis          For       For          Management
1.3   Elect Director David M. Fields          For       For          Management
1.4   Elect Director Robert G. Gifford        For       For          Management
1.5   Elect Director Jeffrey Kivitz           For       For          Management
1.6   Elect Director Stephen D. Lebovitz      For       For          Management
2     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management


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CLEAR CHANNEL OUTDOOR HOLDINGS, INC.

Ticker:       CCO            Security ID:  18453H106
Meeting Date: MAY 03, 2023   Meeting Type: Annual
Record Date:  MAR 07, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director John Dionne              For       For          Management
1.2   Elect Director Lisa Hammitt             For       For          Management
1.3   Elect Director Andrew Hobson            For       For          Management
1.4   Elect Director Thomas C. King           For       For          Management
1.5   Elect Director Joe Marchese             For       For          Management
1.6   Elect Director W. Benjamin Moreland     For       For          Management
1.7   Elect Director Mary Teresa Rainey       For       For          Management
1.8   Elect Director Scott R. Wells           For       For          Management
1.9   Elect Director Jinhy Yoon               For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
4     Ratify Ernst & Young LLP as Auditors    For       For          Management


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IHEARTMEDIA, INC.

Ticker:       IHRT           Security ID:  45174J509
Meeting Date: MAY 18, 2023   Meeting Type: Annual
Record Date:  MAR 24, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Robert W. Pittman        For       For          Management
1.2   Elect Director James A. Rasulo          For       For          Management
1.3   Elect Director Richard J. Bressler      For       For          Management
1.4   Elect Director Samuel E. Englebardt     For       For          Management
1.5   Elect Director Brad Gerstner            For       For          Management
1.6   Elect Director Cheryl Mills             For       For          Management
1.7   Elect Director Graciela Monteagudo      For       For          Management
1.8   Elect Director Kamakshi                 For       For          Management
      Sivaramakrishnan
2     Ratify Ernst & Young LLP as Auditors    For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
5     Amend Omnibus Stock Plan                For       For          Management


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UNITI GROUP INC.

Ticker:       UNIT           Security ID:  91325V108
Meeting Date: MAY 25, 2023   Meeting Type: Annual
Record Date:  MAR 24, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Jennifer S. Banner       For       For          Management
1b    Elect Director Scott G. Bruce           For       For          Management
1c    Elect Director Francis X. (Skip) Frantz For       For          Management
1d    Elect Director Kenneth A. Gunderman     For       For          Management
1e    Elect Director Carmen Perez-Carlton     For       For          Management
2     Amend Omnibus Stock Plan                For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Ratify KPMG LLP as Auditors             For       For          Management


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VICI PROPERTIES INC.

Ticker:       VICI           Security ID:  925652109
Meeting Date: APR 27, 2023   Meeting Type: Annual
Record Date:  MAR 01, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director James R. Abrahamson      For       For          Management
1b    Elect Director Diana F. Cantor          For       For          Management
1c    Elect Director Monica H. Douglas        For       For          Management
1d    Elect Director Elizabeth I. Holland     For       For          Management
1e    Elect Director Craig Macnab             For       For          Management
1f    Elect Director Edward B. Pitoniak       For       For          Management
1g    Elect Director Michael D. Rumbolz       For       For          Management
2     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation

========== END NPX REPORT

                                  Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PCM Fund, Inc.

By:  /s/ Eric D. Johnson
     Eric D. Johnson,
     President (Principal
     Executive Officer)

Date: August 29, 2023